Employee Benefit Plans (Schedule Of Detailed Pension And OPEB Benefit Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of net OPEB costs:
Net benefit costs	$ 95	$ 90	$ 104
Pension Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	2.40%	3.13%	4.18%
Expected return on plan assets	4.35%	4.94%	5.42%
Rate of compensation increase	4.80%	4.64%	4.53%
Components of net OPEB costs:
Service cost	$ 33	$ 29	$ 25
Interest cost	84	103	128
Expected return on assets	(99)	(109)	(119)
Amortization of net loss	52	48	29
Net benefit costs	70	71	63
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)	(164)	61
Amortization of net loss	(52)	(48)	(29)
Total recognized as regulatory assets or other comprehensive income	(216)	13	(29)
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$ (146)	$ 84	$ 34
OPEB Plan [Member]
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	2.58%	3.29%	4.41%
Expected return on plan assets	5.24%	5.90%	6.19%
Components of net OPEB costs:
Service cost	$ 5	$ 6	$ 6
Interest cost	26	32	43
Expected return on assets	(7)	(8)	(7)
Amortization of prior service cost (credit)	(17)	(20)	(20)
Amortization of net loss	18	10	19
Curtailment cost (credit)		(1)
Net benefit costs	25	19	41
Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Curtailment		2
Net loss (gain)	(142)	14	(22)
Amortization of net loss	(18)	(10)	(19)
Amortization of prior service (cost) credit	17	20	20
Total recognized as regulatory assets or other comprehensive income	(143)	26	(21)
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$ (118)	$ 45	$ 20